State Street Utilities Select Sector SPDR ETF Average Annual Total Returns	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Utilities Select Sector Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.04%	9.73%		10.61%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.58%	14.82%
State Street Utilities Select Sector SPDR ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.01%	9.64%		10.48%
State Street Utilities Select Sector SPDR ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.24%	8.84%		9.64%
State Street Utilities Select Sector SPDR ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.98%	7.48%		8.42%